Equity share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2024
Equity share capital and share premium
Schedule of equity share capital and share premium

	Total shares (par value €0.01)	Share capital	Share premium
	(million)	$'m	$'m
At December 31, 2023	597.6	267	5,989
Share issuance	0.1	—	—
At December 31, 2024	597.7	267	5,989